Document and Entity Information	Apr. 19, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 19, 2021
Entity Registrant Name	VOXX INTERNATIONAL CORPORATION
Entity Central Index Key	0000807707
Entity Emerging Growth Company	false
Entity File Number	0-28839
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	13-1964841
Entity Address, Address Line One	2351 J Lawson Blvd
Entity Address, City or Town	Orlando
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32824
City Area Code	800
Local Phone Number	645-7750
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock $.01 par value
Trading Symbol	VOXX
Security Exchange Name	NASDAQ